Property and Equipment, Net	12 Months Ended
Mar. 31, 2023
Property and Equipment, Net
Property and Equipment, Net

3. Property and Equipment, Net

As of the dates specified below, property and equipment, net consisted of the following:

	Yen in thousands
	March 31,
	2023	2022
Capitalized software	¥43,598	¥34,928
Computers	999	999
Furniture and fixtures	632	632
Total property and equipment	45,229	36,559
Less: Accumulated depreciation and amortization	(9,299)	(2,399)
Total property and equipment, net	¥35,930	¥34,160

Included in capitalized software were ¥6,386 thousand and ¥28,136 thousand of assets under construction as of March 31, 2023 and 2022, respectively. The Company recognized depreciation and amortization expenses on property and equipment of ¥6,900 thousand, ¥862 thousand, and ¥115 thousand for the fiscal years ended March 31, 2023, 2022, and 2021, respectively. The Company records depreciation and amortization expenses in selling, general, and administrative expenses and cost of revenue on the Consolidated Statements of Income (Loss).